Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Obligations relating to short selling of securities [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferredout of level two into level one	$ 40	$ 2,550
Liabilities transferred out of level one into level two	867	2,235
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	705	10,045
Assets transferred out of level one into level two	2,099	9,972
Trading assets [member] | Trading equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level three		72
Investment securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	401	3,407
Assets transferred out of level one into level two	491	$ 13,522
Investments in other foreign governments debt [Member]
Disclosure of detailed information about financial instruments [line items]
Transferred out of level three into level two	77
Financial instruments designated at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Transferred out of level three into level two	$ 126